Interest, advances, promissory notes payable and loan payable (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of activity of promissory notes payable to related parties

Promissory Notes Payable to Related Parties	Carrying Value
Balance, December 31, 2023	$3,091,966
Advances received	1,087,492
Balance, December 31, 2024	4,179,458
Advances received	14,571
Amounts transferred from lines of credit	44,412
Foreign exchange adjustment	43,861
Transferred from promissory notes payable to loan payable	(1,190,336)
Balance, December 31, 2025	$3,091,966

Schedule of promissory notes payable to related parties

Promissory Notes Payable to Related Parties	December 31, 2025	December 31, 2024
Promissory notes payable to relatives of directors collateralized by a general security agreement over all the assets of the Company, past maturity:
i. Interest at 1% per month	$720,619	$720,619
ii. Interest at 1.25% per month	51,347	51,347
iii. Interest at the U.S. bank prime rate plus 1%	100,000	100,000
iv. Interest at 0.5% per month	695,000	695,000

Advances received from KWC with no fixed amounts of interest and no due date	—	1,087,492

Promissory notes payable, unsecured, to relatives of a director, bearing interest at 1% per month, past maturity	1,525,000	1,525,000
Total Promissory Notes Payable to Related Parties	$3,091,966	$4,179,458

Summary of activities of promissory notes payable

Promissory Notes Payable	Carrying Value
Balance, December 31, 2023, December 31, 2024 and December 31, 2025	$2,163,368

Summary of the promissory notes payable
Summary of the promissory notes payable
Promissory Notes Payable	December 31, 2025	December 31, 2024
Unsecured promissory notes payable, past maturity:
i. Interest at 1% per month	$1,317,456	$1,317,456
ii. Interest at 0.667% per month	425,000	425,000
iii. Interest at 0.625% per month	150,000	150,000
iv. Non-interest-bearing	270,912	270,912
Total Promissory Notes Payable	$2,163,368	$2,163,368

Summary of interest payable activity

Interest Payable	Carrying Value
Balance, December 31, 2023	$5,170,149
Interest incurred on promissory notes payable	531,530
Balance, December 31, 2024	5,701,679
Interest incurred on promissory notes payable	530,591
Balance, December 31, 2025	$6,232,270

Schedule of Interest payable is due to related

Interest Payable	December 31, 2025	December 31, 2024
Interest payable to related parties	$2,503,511	$2,176,265
Interest payable	3,728,759	3,525,414
	$6,232,270	$5,701,679

Summary of loan payable activity

Loan Payable	Carrying Value
Balance, December 31, 2023	$2,188,515
Accrued interest, borrowing costs and interest accretion (recorded in interest expense)	307,785
Foreign exchange adjustment	(74,458)
Balance, December 31, 2024	2,421,842
Transferred from promissory notes payable to loan payable	1,190,336
Loan received	7,848
Accrued interest, borrowing costs and interest accretion (recorded in interest expense)	40,015
Foreign exchange adjustment	168,806
Balance, December 31, 2025	$3,828,847

Summary of incurred interest expense

Year Ended December 31,	2025	2024	2023
Interest expense incurred related to the:
· modification of warrants held by the CEO and the VP of the Company that were issued in connection with lines of credit financing provided to the Company which remain outstanding (notes 5, 7 and 8)	$17,291,230	$7,557,688	$—
· issuance of warrants as consideration for receiving an increase to the borrowing limit on the line of credit between the Company and the VP of the Company (notes 5, 7 and 8);	—	2,263,252	—
· lines of credit payable (note 5);	1,834,134	1,731,665	1,644,027
· promissory notes (notes 4(a), 4(b) and 4(c));	530,591	531,530	531,418
· borrowing costs, accrued interest and accreted interest on loan payable to KWC (notes 4(d) and 8);	40,015	307,785	309,706
· calculation of imputed interest on promissory notes payable, which had no stated interest rate; and	32,509	32,510	34,431
· other items	7,024	—	1,961
Total interest expense	$19,735,503	$12,424,430	$2,521,543